Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
Alcon [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,819	1,707	3,598	3,298
Alcon [member] | Surgical [member]
Disclosure of operating segments [line items]
Net sales to third parties	1,030	938	2,007	1,800
Alcon [member] | Surgical [member] | Consumables [member]
Disclosure of operating segments [line items]
Net sales to third parties	578	538	1,119	1,032
Alcon [member] | Surgical [member] | Implantables [member]
Disclosure of operating segments [line items]
Net sales to third parties	298	260	577	494
Alcon [member] | Surgical [member] | Equipment/Other [member]
Disclosure of operating segments [line items]
Net sales to third parties	154	140	311	274
Alcon [member] | Vision Care [member]
Disclosure of operating segments [line items]
Net sales to third parties	789	769	1,591	1,498
Alcon [member] | Vision Care [member] | Contact Lenses [member]
Disclosure of operating segments [line items]
Net sales to third parties	478	456	987	909
Alcon [member] | Vision Care [member] | Ophthalmic OTC [member]
Disclosure of operating segments [line items]
Net sales to third parties	176	177	345	335
Alcon [member] | Vision Care [member] | Contact lens care [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 135	$ 136	$ 259	$ 254